CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 16,980,472	$ 35,259,645
Other receivables	374,377	500,964
Prepaid expenses and deposits	472,137	1,366,421
Investments	0	158,036
Net investment in lease	23,188	0
Current assets other than assets held for sale	17,850,174	37,285,066
Assets held for sale	0	8,647,779
Total current assets	17,850,174	45,932,845
Non-current assets
Equipment, net	105,729	0
Investments	827,612	660,226
Right-of-use asset, net	155,196	168,307
Finance receivables, net	7,431,656	0
Intangible assets, net	12,040,289	16,201,739
Total assets	38,410,656	62,963,117
Current liabilities
Trade and other payables	7,108,419	7,510,771
Lease obligations	177,870	124,311
Warrants liability	243,594	765,403
Notes payable	300,549	300,549
Total current liabilities	7,830,432	8,701,034
Non-current liabilities
Lease obligations	38,004	131,045
Total liabilities	7,868,436	8,832,079
SHAREHOLDERS' EQUITY
Share capital	143,410,560	152,324,677
Warrants	2,142,400	5,137,417
Contributed surplus	28,500,924	22,583,649
Foreign exchange translation reserve	652,601	239,612
Accumulated deficit	(144,164,265)	(126,154,317)
Total equity	30,542,220	54,131,038
Equity and liabilities	38,410,656	62,963,117
Class A share capital
SHAREHOLDERS' EQUITY
Share capital	151,588	151,588
Total equity	151,588	151,588
Class B share capital
SHAREHOLDERS' EQUITY
Share capital	143,258,972	152,173,089
Total equity	$ 143,258,972	$ 152,173,089